Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2015	December 31, 2014
Photovoltaic (“PV”) solar systems	$124,326	$110,553
Furniture, fixtures and equipment	1,170	302
Automobile	314	75
Computers	1,806	1,296
Leasehold improvements	114	4

	127,730	112,230
Less: accumulated depreciation	(10,478)	(5,792)

	117,252	106,438
Construction in progress	8,541	—
	$125,793	$106,438

Estimated Useful Lives
Property, Plant and Equipment

Depreciation is recorded on the straight-line method based on the estimated useful lives of the assets as follows:

Plant and machinery	5 or 6.67 years
Furniture, fixtures and equipment	3 or 5 years
Computers	3 or 5 years
Automobile	3 or 5 years
Leasehold improvements	The shorter of the estimated life or the lease term
PV solar system	17, 20, 25 or 27 years